Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

13. Leases

The Group has office space under non-cancelable operating lease agreements.

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 are as follows:

	December 31,	December 31,
	2023	2024
	RMB‘000	RMB‘000
Operating lease right-of-use asset	34,454	18,606
Operating lease liabilities-current	(8,953)	(7,860)
Operating lease liabilities-non-current	(26,826)	(11,743)
Total operating lease liabilities	(35,779)	(19,603)
Weighted average remaining lease term	4.34 years	2.16 years
Weighted average discount rate	4.75%	4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) are as follows:

	December 31,	December 31,
	2023	2024
	RMB‘000	RMB‘000
Other information
Operating lease cost	12,617	9,024
Short-term lease cost	666	761
Total	13,283	9,785

A summary of supplemental cash flow information related to leases are as follows:

	December 31,	December 31,
	2023	2024
	RMB‘000	RMB‘000
Cash payments for operating leases	27,617	10,003
Right-of-use assets obtained in exchange for lease obligations	14,784	—

A summary of maturity of operating lease liabilities under the Group’s operating leases as of December 31, 2024 is as follows:

December 31,
2024
RMB‘000
2025	8,335
2026	8,258
2027	4,113
Total lease payment	20,706
Less: interest	(1,103)
Present value of operating lease liabilities	19,603